UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 31, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Strategies: Short Duration Bond Fund
(Institutional Class and Class L)
Semi-Annual Report
October 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of October 31, 2019 (unaudited)
Rating	Percentage of Fund Investments
Aaa	34.98%
Aa2	4.48
Aa3	2.21
A1	1.78
A2	5.34
A3	10.61
Baa1	6.96
Baa2	13.66
Baa3	7.40
Ba1	7.40
Ba2	0.46
Ba3	2.54
B2	0.87
B3	0.39
Not Rated	0.76
Short Term Investments	0.16
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(05/01/19)	(10/31/19)	(05/01/19 – 10/31/19)
Institutional Class
Actual	$1,000.00	$1,026.00	$1.28
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$1.28
Class L
Actual	$1,000.00	$1,023.30	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.33
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.45%
$ 850,000	American Express Credit Account Master Trust Series 2019-3 Class A 2.00%, 04/15/2025	$ 854,074
900,000	Capital One Multi-Asset Execution Trust Series 2019-A2 Class A2 1.72%, 08/15/2024	897,973
	Carvana Auto Receivables Trust(a)
	Series 2019-1A Class A3
375,000	3.08%, 11/15/2022	377,908
	Series 2019-3A Class A3
300,000	2.34%, 06/15/2023	301,086
698,250	DB Master Finance LLC(a) Series 2019-1A Class A2I 3.79%, 05/20/2049	718,003
1,100,000	Discover Card Execution Note Trust Series 2019-A3 Class A 1.89%, 10/15/2024	1,101,432
420,361	M360 Advisors LLC(a) Series 2018-CRE1 Class A 4.40%, 07/24/2028	420,647
137,306	SoFi Professional Loan Program Trust(a) Series 2018-B Class A1FX 2.64%, 08/25/2047	137,805
1,355,722	Towd Point Mortgage Trust(a)(b) Series 2017-1 Class A1 2.75%, 10/25/2056	1,371,945
	Verizon Owner Trust
	Series 2018-A Class A1A
750,000	3.23%, 04/20/2023	764,098
	Series 2019-A Class A1A
750,000	2.93%, 09/20/2023	764,228
1,000,000	Volvo Financial Equipment LLC(a) Series 2019-1A Class A3 3.00%, 03/15/2023	1,020,606
TOTAL ASSET-BACKED SECURITIES — 7.45% (Cost $8,669,587)		$ 8,729,805
BANK LOANS
224,433	Asurion LLC(c) 4.79%, 08/04/2022 1-mo. LIBOR + 3.00%	224,433
315,284	Bausch Health Cos Inc(c) 4.92%, 06/02/2025 1-mo. LIBOR + 3.00%	316,291
750,000	Belron Finance Ltd(c) 4.28%, 11/07/2026 1-mo. LIBOR + 2.50%	748,594
996,228	BJ's Wholesale Club Inc(c) 4.67%, 02/02/2024 1-mo. LIBOR + 2.75%	995,605
Principal Amount		Fair Value
Bank Loans — (continued)
$ 750,000	Burlington Coat Factory Warehouse Corp(c) 3.92%, 11/18/2024 1-mo. LIBOR + 2.00%	$ 750,225
125,000	Edgewell Personal Care Co(c) 4.85%, 09/19/2026 1-mo. LIBOR + 3.00%	125,234
750,000	Nexstar Broadcasting Inc(c) 4.53%, 06/20/2026 1-mo. LIBOR + 2.75%	753,000
1,000,000	US Ecology Inc(c) 4.41%, 08/14/2026 3-mo. LIBOR + 2.50%	1,003,125
497,481	Vyaire Medical Inc(c) 6.84%, 04/30/2025 3-mo. LIBOR + 4.75%	441,100
TOTAL BANK LOANS — 4.57% (Cost $5,362,972)		$ 5,357,607
CORPORATE BONDS AND NOTES
Basic Materials — 4.85%
1,250,000	Airgas Inc 2.90%, 11/15/2022	1,276,463
1,250,000	CF Industries Inc(a) 3.40%, 12/01/2021	1,270,971
2,250,000	Georgia-Pacific LLC(a) 3.16%, 11/15/2021	2,297,781
800,000	Sherwin-Williams Co 4.20%, 01/15/2022	834,483
		5,679,698
Communications — 0.88%
1,000,000	Fox Corp(a) 3.67%, 01/25/2022	1,035,259
Consumer, Cyclical — 3.36%
516,000	American Honda Finance Corp 2.05%, 01/10/2023	517,280
350,000	Brinker International Inc 3.88%, 05/15/2023	350,000
	DR Horton Inc
1,000,000	4.00%, 02/15/2020	1,005,270
596,000	2.55%, 12/01/2020	598,069
402,000	Michael Kors USA Inc(a) 4.00%, 11/01/2024	413,151
989,000	Silversea Cruise Finance Ltd(a) 7.25%, 02/01/2025	1,051,425
		3,935,195
Consumer, Non-Cyclical — 15.22%
1,500,000	AstraZeneca PLC 2.38%, 06/12/2022	1,514,167
	Bayer US Finance II LLC(a)
450,000	3.50%, 06/25/2021	459,026

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	3.13%, 12/15/2023(c) 3-mo. LIBOR + 1.01%	$ 1,005,486
1,500,000	Becton Dickinson & Co(c) 3.14%, 06/06/2022 3-mo. LIBOR + 1.03%	1,511,697
	Cigna Corp
500,000	3.40%, 09/17/2021	512,088
1,200,000	2.89%, 07/15/2023(c) 3-mo. LIBOR + 0.89%	1,204,411
1,000,000	CVS Health Corp 3.70%, 03/09/2023	1,042,696
1,425,000	Humana Inc 2.50%, 12/15/2020	1,431,166
1,000,000	Keurig Dr Pepper Inc 3.13%, 12/15/2023	1,032,887
1,365,000	Kraft Heinz Foods Co(a) 4.88%, 02/15/2025	1,408,742
	McCormick & Co Inc
1,615,000	3.90%, 07/15/2021	1,655,375
550,000	3.50%, 09/01/2023	574,450
1,145,000	Mead Johnson Nutrition Co 3.00%, 11/15/2020	1,157,131
1,427,000	Perrigo Finance Unlimited Co 3.50%, 03/15/2021	1,434,471
1,000,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.88%, 09/23/2023	1,020,761
862,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	871,698
		17,836,252
Energy — 4.47%
761,000	Colonial Pipeline Co(a) 3.50%, 10/15/2020	768,940
1,310,000	Energen Corp 4.63%, 09/01/2021	1,326,375
1,000,000	Occidental Petroleum Corp 2.90%, 08/15/2024	1,007,808
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.65%, 06/01/2022	1,026,268
1,080,000	Southern Natural Gas Co LLC / Southern Natural Issuing Corp 4.40%, 06/15/2021	1,111,126
		5,240,517
Financial — 22.13%
700,000	American Express Co 3.70%, 11/05/2021	724,117
1,000,000	Ameriprise Financial Inc 3.00%, 03/22/2022	1,022,451
1,000,000	Bank of America Corp(c) 2.74%, 01/23/2022 3-mo. LIBOR + 0.37%	1,007,916
Principal Amount		Fair Value
Financial — (continued)
$ 1,250,000	Bank of America NA(c) 3.34%, 01/25/2023 3-mo. LIBOR + 0.65%	$ 1,284,599
1,000,000	Bank of Montreal 2.90%, 03/26/2022	1,020,472
1,000,000	Bank of New York Mellon Corp 1.95%, 08/23/2022	1,002,367
500,000	Bank of Nova Scotia 3.13%, 04/20/2021	509,472
1,000,000	Citibank NA(c) 2.84%, 05/20/2022 3-mo. LIBOR + 0.60%	1,012,012
	Citigroup Inc
150,000	2.40%, 02/18/2020	150,168
1,000,000	2.31%, 11/04/2022(c) 1-yr. SOFR + 0.87%	1,002,689
600,000	Citizens Bank NA 2.65%, 05/26/2022	609,508
600,000	Huntington National Bank 3.25%, 05/14/2021	611,343
	JPMorgan Chase & Co
500,000	4.35%, 08/15/2021	521,423
2,000,000	3.21%, 04/01/2023(c) 3-mo. LIBOR + 0.70%	2,049,181
680,000	Liberty Property LP REIT 4.13%, 06/15/2022	714,066
500,000	Metropolitan Life Global Funding I(a) 3.38%, 01/11/2022	515,816
400,000	Morgan Stanley(d) 2.50%, 04/21/2021	402,979
750,000	MUFG Union Bank NA 3.15%, 04/01/2022	770,952
250,000	New York Life Global Funding(a) 2.95%, 01/28/2021	253,609
210,000	PNC Bank NA(c) 2.23%, 07/22/2022 3-mo. LIBOR + 0.44%	210,760
500,000	Regions Bank 2.75%, 04/01/2021	504,356
1,000,000	Royal Bank of Canada 3.20%, 04/30/2021	1,019,560
600,000	Starwood Property Trust Inc REIT 3.63%, 02/01/2021	604,500
1,500,000	SunTrust Bank(c) 3.53%, 10/26/2021 3-mo. LIBOR + 0.50%	1,521,189
750,000	Synchrony Bank 3.00%, 06/15/2022	761,256
1,000,000	Tanger Properties LP REIT 3.88%, 12/01/2023	1,031,362
1,000,000	Toronto-Dominion Bank 1.90%, 12/01/2022	997,981
1,000,000	US Bank NA 3.45%, 11/16/2021	1,031,441
	Wells Fargo Bank NA
1,000,000	3.63%, 10/22/2021	1,031,137

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,250,000	2.90%, 05/27/2022(c) 3-mo. LIBOR + 0.61%	$ 1,265,710
750,000	Zions Bancorp NA 3.35%, 03/04/2022	769,660
		25,934,052
Industrial — 5.43%
1,787,000	JB Hunt Transport Services Inc 3.30%, 08/15/2022	1,833,233
100,000	Oshkosh Corp 5.38%, 03/01/2025	103,550
959,000	Owens Corning 4.20%, 12/15/2022	1,008,215
500,000	Stericycle Inc(a) 5.38%, 07/15/2024	520,000
930,000	Textron Inc 3.65%, 03/01/2021	947,324
435,000	Trimble Inc 4.15%, 06/15/2023	454,959
1,495,000	Wabtec Corp(c) 3.42%, 09/15/2021 3-mo. LIBOR + 1.30%	1,495,314
		6,362,595
Utilities — 1.88%
1,000,000	DTE Energy Co 2.60%, 06/15/2022	1,010,681
174,250	Duke Energy Florida LLC 2.10%, 12/15/2019	174,262
1,030,357	Southern California Edison Co 1.85%, 02/01/2022	1,012,645
		2,197,588
TOTAL CORPORATE BONDS AND NOTES — 58.22% (Cost $67,526,611)		$ 68,221,156
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.39%
750,000	BX Commercial Mortgage Trust (a)(c) Series 2019-XL Class A 2.92%, 10/15/2036 1-mo. LIBOR + 0.92%	750,941
500,000	CityLine Commercial Mortgage Trust(a)(b) Series 2016-CLNE Class A 2.78%, 11/10/2031	510,420
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,500,000	GS Mortgage Securities Corp Trust(a) Series 2012-ALOH Class A 3.55%, 04/10/2034	$ 1,543,668
TOTAL MORTGAGE-BACKED SECURITIES — 2.39% (Cost $2,784,866)		$ 2,805,029
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
14,000,000	1.13%, 07/31/2021	13,892,813
7,500,000	2.00%, 11/15/2021	7,568,848
7,370,000	1.63%, 11/15/2022	7,395,334
TOTAL U.S. TREASURY BONDS AND NOTES — 24.63% (Cost $28,826,371)		$ 28,856,995
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.15%
177,160	Undivided interest of 38.29% in a repurchase agreement (principal amount/value $463,887 with a maturity value of $463,909) with Bank of America Securities Inc, 1.73%, dated 10/31/19 to be repurchased at $177,160 on 11/1/19 collateralized by U.S. Treasury securities, 1.63% - 2.63%, 11/30/20 - 8/15/27, with a value of $473,165.(e)	177,160
TOTAL SHORT TERM INVESTMENTS — 0.15% (Cost $177,160)		$ 177,160
TOTAL INVESTMENTS — 97.41% (Cost $113,347,567)		$114,147,752
OTHER ASSETS & LIABILITIES, NET — 2.59%		$ 3,040,696
TOTAL NET ASSETS — 100.00%		$117,188,448

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of October 31, 2019 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at October 31, 2019.
(d)	All or a portion of the security is on loan at October 31, 2019.
(e)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of October 31, 2019 (Unaudited)
Great-West Core Strategies: Short Duration Bond Fund
ASSETS:
Investments in securities, fair value (including $173,281 of securities on loan)(a)	$113,970,592
Repurchase agreements, fair value(b)	177,160
Cash	121,121
Interest receivable	764,794
Subscriptions receivable	5,238,728
Receivable for investments sold	1,990,601
Receivable from investment adviser	26,668
Total Assets	122,289,664
LIABILITIES:
Payable for director fees	7,082
Payable for distribution fees	21,899
Payable for investments purchased	4,774,313
Payable for other accrued fees	29,056
Payable for shareholder services fees	31,608
Payable upon return of securities loaned	177,160
Redemptions payable	60,098
Total Liabilities	5,101,216
NET ASSETS	$117,188,448
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,145,876
Paid-in capital in excess of par	114,691,704
Total distributable earnings	1,350,868
NET ASSETS	$117,188,448
NET ASSETS BY CLASS
Class L	$116,540,697
Institutional Class	$647,751
CAPITAL STOCK:
Authorized
Class L	62,000,000
Institutional Class	15,000,000
Issued and Outstanding
Class L	11,396,326
Institutional Class	62,437
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class L	$10.23
Institutional Class	$10.37
(a) Cost of investments	$113,170,407
(b) Cost of repurchase agreements	$177,160
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended October 31, 2019 (Unaudited)
Great-West Core Strategies: Short Duration Bond Fund
INVESTMENT INCOME:
Interest	$1,241,633
Income from securities lending	421
Total Income	1,242,054
EXPENSES:
Management fees	94,595
Shareholder services fees – Class L	143,236
Audit and tax fees	17,981
Custodian fees	1,693
Director's fees	12,666
Distribution fees – Class L	101,869
Legal fees	4,685
Pricing fees	1,831
Registration fees	38,244
Shareholder report fees	10,111
Transfer agent fees	3,325
Total Expenses	430,236
Less amount waived by investment adviser	83,502
Net Expenses	346,734
NET INVESTMENT INCOME	895,320
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	455,147
Net Realized Gain	455,147
Net change in unrealized appreciation on investments	406,637
Net Change in Unrealized Appreciation	406,637
Net Realized and Unrealized Gain	861,784
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,757,104
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the periods ended October 31, 2019 and April 30, 2019
Great-West Core Strategies: Short Duration Bond Fund	2019 (Unaudited)	2019 (a)
OPERATIONS:
Net investment income	$895,320	$421,188
Net realized gain	455,147	45,686
Net change in unrealized appreciation	406,637	393,548
Net Increase in Net Assets Resulting from Operations	1,757,104	860,422
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Class L	(861,541)	(354,014)
Institutional Class	(6,320)	(44,783)
From Net Investment Income and Net Realized Gains	(867,861)	(398,797)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class L	62,679,582	62,885,754
Institutional Class	684,539	5,093,648
Shares issued in reinvestment of distributions
Class L	861,541	354,014
Institutional Class	6,320	44,783
Shares redeemed
Class L	(7,845,854)	(3,732,616)
Institutional Class	(152,796)	(5,041,335)
Net Increase in Net Assets Resulting from Capital Share Transactions	56,233,332	59,604,248
Total Increase in Net Assets	57,122,575	60,065,873
NET ASSETS:
Beginning of Period	60,065,873	0
End of Period	$117,188,448	$60,065,873
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class L	6,138,963	6,278,162
Institutional Class	66,299	509,290
Shares issued in reinvestment of distributions
Class L	84,574	35,257
Institutional Class	612	4,478
Shares redeemed
Class L	(769,060)	(371,570)
Institutional Class	(14,751)	(503,491)
Net Increase	5,506,637	5,952,126
(a) Fund commenced operations on June 25, 2018.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)
Class L
10/31/2019(Unaudited)	$10.09	0.11	0.12	0.23	(0.09)	-	(0.09)	$10.23	2.33% (c)
04/30/2019 (d)	$10.00	0.16	0.09	0.25	(0.16)	-	(0.16)	$10.09	2.53% (c)
Institutional Class
10/31/2019(Unaudited)	$10.24	0.14	0.12	0.26	(0.13)	-	(0.13)	$10.37	2.60% (c)
04/30/2019 (e)	$10.00	0.25	0.09	0.34	(0.10)	-	(0.10)	$10.24	3.38% (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Class L
10/31/2019 (Unaudited)	$116,541	1.01% (g)	0.85% (g)	2.17% (g)	69% (c)
04/30/2019 (d)	$ 59,961	1.34% (g)	0.85% (g)	2.43% (g)	109% (c)
Institutional Class
10/31/2019 (Unaudited)	$ 648	8.35% (g)	0.25% (g)	2.74% (g)	69% (c)
04/30/2019 (e)	$ 105	2.21% (g)	0.25% (g)	2.97% (g)	109% (c)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	Class L inception date was September 10, 2018.
(e)	Institutional Class inception date was June 25, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Core Strategies: Short Duration Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek maximum total return that is consistent with preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Class L and Institutional Class; the Investor Class has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Semi-Annual Report - October 31, 2019

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of October 31, 2019, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - October 31, 2019

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid four times annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 31, 2019 were as follows:
Federal tax cost of investments	$113,347,567
Gross unrealized appreciation on investments	843,032
Gross unrealized depreciation on investments	(42,847)
Net unrealized appreciation on investments	$800,185
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.25% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - October 31, 2019

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At October 31, 2019, the amounts available for recoupment were as follows:
Expires April 30, 2022	Expires October 31, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$121,950	$83,502	$0
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $780,000 for the period January 1 through October 31, 2019.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $67,976,057 and $41,597,274, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $41,728,770 and $14,998,718, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of October 31, 2019, the Fund had securities on loan valued at $173,281 and received collateral as reported on the Statement of Assets and Liabilities of $177,160 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At October 31, 2019, the class of securities loaned consisted entirely of corporate bonds and notes. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - October 31, 2019

6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to October 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - October 31, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of the Great-West Core Strategies Funds (each, a “Fund,” collectively, the “Funds”), and (ii) with the exception of the Great-West Core Strategies: Short Duration (“Short Duration”), the investment sub-advisory agreements (the “Sub-Advisory Agreements”) by and among the Company, GWCM and each of the following sub-advisers (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”):
Fund	Sub-Adviser(s)
Great-West Core Strategies: U.S. Equity (“U.S. Equity”)	Irish Life Investment Managers Limited (“ILIM”)
J.P. Morgan Investment Management Inc. (“J.P. Morgan”)
Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Putnam Investment Management, LLC (“Putnam”)
Great-West Core Strategies: International Equity (“International Equity”)	ILIM
Great-West Core Strategies: Inflation-Protected Securities (“Inflation-Protected Securities”)	Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)
Great-West Core Strategies: Flexible Bond (“Flexible Bond”)	Loomis Sayles
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation. In addition, GWCM is responsible for allocating the assets of each Fund (with the exception of Short Duration) among one or more sub-advisers. In this connection, each Fund other than Short Duration operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of each Sub-Adviser and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.

Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the assets of the applicable Fund(s) or its allocated portion thereof, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, 1 and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to each Fund by GWCM and the applicable Sub-Advisers, as applicable (each, an “adviser”). Among other things, the Board considered, as applicable, with respect to each applicable Fund, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management teams responsible for the day-to-day management of the Funds, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Funds. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund(s), its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as each adviser’s practices, as applicable, regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration was also given to the fact that the Board meets with representatives of each Sub-Adviser every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by GWCM and each applicable Sub-Adviser.
Investment Performance
With respect to each Fund’s investment performance, the Board noted that each Fund commenced operations on June 25, 2018 (with respect to each Fund’s Institutional Class shares), and given the limited operating period Broadridge determined that there was no meaningful performance record to include in its report. In this connection, the Board considered that it had initially approved the Agreements at a meeting held on April 20, 2018 (the “April 2018 Meeting”). Although the Agreements

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

were subject to an initial two-year term with respect to each of the Funds, GWCM requested that the Board consider the continuation of the Agreements at the Meeting in order to align the timing of the Board’s assessment of the Agreements with the Board’s annual contract review process for the Advisory Agreement, with respect to other funds of the Company, and, as applicable, for other investment sub-advisory agreements with the Sub-Advisers. Given the circumstances, the Board noted its review at the April 2018 Meeting—with respect to GWCM for Flexible Bond and Short Duration and to each Sub-Adviser—of historical performance results of similar other funds of the Company managed by GWCM or the Sub-Adviser or a composite of accounts managed by the Sub-Adviser using the same investment strategy as it would use to manage the applicable Fund or its respective portion of such Fund. The Board also noted its consideration at the April 2018 Meeting that, in evaluating the Sub-Advisory Agreements, it was taking into account its accumulated experience with Goldman Sachs, ILIM, J.P. Morgan, Loomis Sayles and Putnam in serving as sub-adviser(s) to certain of the Company’s other funds. Similarly, the Board noted that, in evaluating the Advisory Agreement, it was taking into account its accumulated experience in working with GWCM on matters relating to the Company’s other funds. The Board thus took into account its determination at the April 2018 Meeting that it was satisfied with the investment performance of GWCM and each Sub-Adviser. In addition, the Board considered GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance. The Board determined that it was satisfied with the information provided regarding each Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Advisers from their relationships with each Fund, as applicable. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by each Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of each Fund through August 28, 2020.
With respect to each Fund other than Short Duration, which has no sub-adviser, the Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers. In evaluating the management fee and total expense ratio of each Fund, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group.
The Board observed that the Contractual Management Fee for each of Flexible Bond, International Equity, Short Duration and U.S. Equity was lower than its peer group median contractual management fee, and the Contractual Management Fee for Inflation-Protected Securities was the same as its peer group median contractual management fee. The Board also observed that each Fund’s total annual operating expense ratio was lower than its median peer group expense ratio, ranking in the first quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of each Fund are reasonable in relation to the services delivered.
The Board also reviewed information regarding the fees charged by GWCM and the Sub-Advisers, as applicable, to similar other funds of the Company managed by GWCM and the Sub-Advisers, as applicable, and noted that such fees were consistent or competitive with those charged to the other funds and GWCM, as applicable, and that the Board had determined that the fees charged to such other funds and GWCM were reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to be realized by GWCM and certain of the Sub-Advisers. The Board reviewed the financial statements from GWCM and the Sub-Advisers and profitability information from GWCM and certain of the Sub-Advisers. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered, with respect to the Sub-Advisers, that certain Sub-Advisers estimated profits for the Fund(s) or sleeve(s) they manage, that certain Sub-Advisers provided profitability information for other funds of the Company they manage and that others did not provide an estimate of profits, and it noted that, since the agreements with the latter are at arm’s length, such information was not relevant to its approval of such Sub-Advisory Agreements. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to be realized or to have been realized by GWCM and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services to be provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the level of management and sub-advisory fees payable by each Fund and GWCM, respectively, as applicable, and whether those fees include breakpoints, as well as comparative fee information and the profitability and financial condition of GWCM. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale were appropriately reflected in the management fee paid by each Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Advisers from their relationships with the Funds as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating Fund brokerage to such brokers. The Board noted where services were provided to the Funds by affiliates of GWCM, ILIM and Putnam, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company. The Board took into account the fact that the Funds are offered as investment options in a brokerage platform sponsored by an affiliate of GWCM and that an affiliate of GWCM may provide asset allocation services to the investors of such Funds. The Board concluded that each Fund’s management and sub-advisory fees, as applicable, were reasonable, taking into account any ancillary benefits derived or to be derived by GWCM or the Sub-Advisers, as applicable.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreement(s) is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:December 20, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:December 20, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:December 20, 2019